Investment in Affiliate (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Investment in Affiliate [Abstract]
Balance, December 31, 2013	$ 11,309,375
Equity in net loss of affiliate	(258,022)	978,702
Equity in other comprehensive loss of affiliate	(5,422)	106,709
Dilution effect	(221,679)
Impairment in investment in affiliate	(5,633,627)
Balance, June 30, 2014	$ 5,190,625